Organization and Principal Activities (Details) - Schedule of condensed consolidating schedule of cash flows - CNY (¥) ¥ in Thousands	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Parent [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	¥ (911)	¥ (844)
Net cash used in investing activities
Net cash provided by (used in) financing activities
Net increase (decrease) in cash and cash equivalents, and restricted cash	(911)	(844)
Cash and cash equivalents, and restricted cash at the beginning of year	11,732	12,770
Effect of exchange rate changes on cash and cash equivalents	351	(160)
Cash and cash equivalents, and restricted cash at the end of year	11,172	11,766
VIEs [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(136,477)	42,322
Net cash used in investing activities	(46,218)	(7,627)
Net cash provided by (used in) financing activities
Net increase (decrease) in cash and cash equivalents, and restricted cash	(182,695)	34,695
Cash and cash equivalents, and restricted cash at the beginning of year	242,072	198,842
Effect of exchange rate changes on cash and cash equivalents
Cash and cash equivalents, and restricted cash at the end of year	59,377	233,537
WFOEs [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	11,863	(50,607)
Net cash used in investing activities	(50,037)	(732)
Net cash provided by (used in) financing activities
Net increase (decrease) in cash and cash equivalents, and restricted cash	(38,174)	(51,339)
Cash and cash equivalents, and restricted cash at the beginning of year	58,647	120,422
Effect of exchange rate changes on cash and cash equivalents
Cash and cash equivalents, and restricted cash at the end of year	20,473	69,083
Other subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	41	(172)
Net cash used in investing activities
Net cash provided by (used in) financing activities
Net increase (decrease) in cash and cash equivalents, and restricted cash	41	(172)
Cash and cash equivalents, and restricted cash at the beginning of year	604	748
Effect of exchange rate changes on cash and cash equivalents
Cash and cash equivalents, and restricted cash at the end of year	645	576
Eliminating adjustments [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities
Net cash used in investing activities
Net cash provided by (used in) financing activities
Net increase (decrease) in cash and cash equivalents, and restricted cash
Cash and cash equivalents, and restricted cash at the beginning of year
Effect of exchange rate changes on cash and cash equivalents
Cash and cash equivalents, and restricted cash at the end of year
Consolidated totals [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(125,484)	(9,301)
Net cash used in investing activities	(96,255)	(8,359)
Net cash provided by (used in) financing activities
Net increase (decrease) in cash and cash equivalents, and restricted cash	(221,739)	(17,660)
Cash and cash equivalents, and restricted cash at the beginning of year	313,055	332,782
Effect of exchange rate changes on cash and cash equivalents	351	(160)
Cash and cash equivalents, and restricted cash at the end of year	¥ 91,667	¥ 314,962